Assets Held For Sale - Summary of Assets and Liabilities Held for Sale (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property, plant and equipment	$ 1,649.2	$ 1,687.6	$ 1,956.0	$ 968.9
Non-current assets held for sale [member]
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property, plant and equipment	136.1
Impairment losses, property plant and equipment	$ 50.9